Investments in Private Equity Funds (details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended			12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended							1 Months Ended
	Mar. 31, 2014 third_party	Mar. 31, 2013	Dec. 31, 2013 third_party	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 PE Investment II	Mar. 31, 2014 PE Investment II	Sep. 30, 2012 PE Investment II	Dec. 31, 2013 PE Investment II	Jun. 30, 2013 PE Investment II fund	Feb. 28, 2013 PE Investment II fund	Dec. 31, 2012 PE Investment I	Mar. 31, 2014 PE Investment I joint_venture	Dec. 31, 2013 PE Investment I	Mar. 31, 2013 PE Investment I	Dec. 31, 2013 PE Investment I	Feb. 28, 2013 PE Investment I fund	Dec. 31, 2013 PE Investment III fund	Jun. 30, 2013 PE Investment III	Mar. 31, 2014 PE Investment III	Dec. 31, 2013 PE Investment III	Dec. 31, 2013 NorthStar Real Estate Income Trust Inc PE Investment II	Sep. 30, 2012 NorthStar Real Estate Income Trust Inc PE Investment II	Dec. 31, 2012 NorthStar Real Estate Income Trust Inc PE Investment I	Feb. 28, 2013 NorthStar Real Estate Income Trust Inc PE Investment I	Dec. 31, 2013 Vintage Funds PE Investment II	Sep. 30, 2012 Vintage Funds PE Investment II	Mar. 31, 2014 NorthStar Real Estate Income Trust Inc	Dec. 31, 2013 NorthStar Real Estate Income Trust Inc	Dec. 31, 2012 NorthStar Real Estate Income Trust Inc	Feb. 28, 2013 Cash distribution until NorthStar Entities receives a 1.5x multiple on all of their invested capital NorthStar Real Estate Income Trust Inc PE Investment I	Feb. 28, 2013 Cash Distributions To Prior Owner Of Funds Interests Until NorthStar Receipt Of One And Half Of Invested Capital Class B Partner PE Investment I	Feb. 28, 2013 Cash Distributions to Prior Owner of Funds Interests Until Receipt of Remaining Capital after 30 June 2012 Class B Partner PE Investment I	Feb. 28, 2013 Remaining cash distribution NorthStar Real Estate Income Trust Inc PE Investment I	Feb. 28, 2013 Remaining cash distribution Class B Partner PE Investment I
Investments in and Advances to Affiliates [Line Items]
Unconsolidated Joint Venture													1
Amount funded at initial closing																	$ 282,100,000								$ 118,000,000
Aggregate ownership interest held by the entity together with NorthStar Income (as a percent)																	51.00%
Ownership interest in amount funded (as a percent)								70.00%	70.00%								70.50%					15.00%	15.00%		29.50%	15.00%	15.00%
Number of real estate private equity funds contributed (funds)										24	24						49
Cash distribution to the Class B Partner (as a percent)																															85.00%			51.00%
Cash distribution to the NorthStar Entities (as a percent)																																15.00%	85.00%		49.00%
Multiplier factor for cash distribution to the NorthStar Entities																															1.5
Percentage of cash distribution after multiplier to entity and related party (percent)																															15.00%
Carrying value of investment						280,000,000	280,000,000		288,900,000				221,100,000	226,300,000		226,300,000		70,800,000		70,800,000	70,800,000							6,100,000	6,100,000	6,100,000
Income (loss) from private equity investments							13,100,000		28,900,000				13,600,000		7,700,000	53,700,000				1,400,000
Distributions from unconsolidated ventures	256,000	474,000	11,782,000	487,000	986,000		23,700,000		104,900,000				19,000,000		41,300,000	130,200,000				1,400,000	9,000,000
Private Equity Investment Estimated Future Capital Commitments						15,000,000	15,000,000						14,000,000					2,000,000		4,900,000	2,000,000
Payments to acquire private equity investments	1,836,000	259,143,000	664,392,000	0			0		11,600,000				100,000		19,900,000	20,800,000				100,000	300,000
Private Equity Investments Non Refundable Deposit												40,000,000												11,800,000
Private Equity Investment Estimated Future Capital Commitments Expected to be Funded																				2,000,000
Net investment income of unconsolidated joint venture														2,300,000
Realized gains of unconsolidated joint venture														9,900,000
Realized losses of unconsolidated joint venture														3,300,000
Aggregate reported net asset value								910,000,000
Amount to be paid to seller for all of the fund interests								504,800,000	504,800,000										39,800,000		39,800,000
Payment of initial amount of reported net asset value (percent)								55.00%	55.00%										50.00%
Fair Value Method Investment Deferred Amount of Reported Net Asset Value						411,400,000	411,400,000		411,400,000
Deferred amount of reported net asset value							286,300,000		288,000,000
Payment of deferred amount of reported net asset value (percent)								45.00%	45.00%										50.00%
Fair Value Method Investment Payment of Deferred Amount of Reported Net Asset Value	1,700,000						2,400,000												39,800,000		39,800,000
Fair Value Method Investment Share in Initial Amount of Reported Net Asset Value							353,400,000		353,400,000
Period in which distribution will be made on priority basis since beginning, on the first day of the fiscal quarter following the closing date of each fund interest						2 years			3 years
Fair Value Method Investment Percentage of Distribution to Funds									85.00%
Percentage of distribution to Seller (percent)						15.00%			15.00%
Reduction in deferred amount as a percentage of amortization amount (percent)						15.00%			15.00%
Number of years after closing of fund interest distributions start							4 years		4 years
Fair Value Method Investment Percentage of Distribution Receivable after Payment of Deferred Amount									100.00%
Distributions percent following deferred payment amount							100.00%
Number of real estate private equity funds (funds)																		8
Number of third parties deferred purchase price due (third parties)	2		2
Private Equity Method Investments																			$ 80,300,000